UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	06/30/08

Check here if Amendment [     ] ; Amendment Number:
  This Amendment (Check only one.):	[     ]  is a restatement.
						[     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kopp Investment Advisors, LLC
Address:	7701 France Ave. So., Suite 500
		Edina, MN  55435


Form 13F File Number:  28-03099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John P. Flakne
Title:		Chief Financial Officer
Phone:		(952) 841-0400

Signature, Place and Date of Signing:

                                         Edina, MN       07/31/08


Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ]  13F NOTICE.  (Check here if no holdings reported are in this
	report, and all holdings are reported by other reporting manager(s).)

[     ]  13F COMBINATION REPORT.  (Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		126

Form 13F Information Table Value Total:	$	435,716
                                               (thousands)

List of Other Included Managers:    NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SPDR Trust Ser 1                                78462F103      672     5250 SH       OTHER                    5250
ADC Telecomm                   COM              000886309     8788   595000 SH       DEFINED                595000
                                                             17033  1153236 SH       OTHER                 1129766             23470
Adept Tech Inc.                COM              006854202     6021   624600 SH       DEFINED                624600
                                                              6870   712690 SH       OTHER                  707490              5200
Angiodynamics                  COM              03475V101     8927   655445 SH       OTHER                  599574             55871
Array Biopharma Inc.           COM              04269X105     1598   340000 SH       DEFINED                340000
                                                              6186  1316135 SH       OTHER                 1171260            144875
Bookham Inc.                   COM              09856E105      338   200000 SH       DEFINED                200000
                                                              1180   698410 SH       OTHER                  669010             29400
Caliper Life Sciences          COM              130872104     1036   400000 SH       DEFINED                400000
                                                              5229  2018959 SH       OTHER                 1810659            208300
Callidus Software              COM              13123E500     4662   932424 SH       OTHER                  836300             96124
Cell Genesys Inc.              COM              150921104     5119  1969000 SH       DEFINED               1969000
                                                              6082  2339268 SH       OTHER                 2237118            102150
Cepheid Inc.                   COM              15670R107     2414    85850 SH       OTHER                   85400               450
Comverge Inc.                  COM              205859101     5934   424475 SH       OTHER                  382150             42325
Cybersource Corp.              COM              23251j106     2772   165696 SH       OTHER                  154363             11333
Dexcom Inc.                    COM              252131107      150    24900 SH       OTHER                   24900
Durect Corp.                   COM              266605104     1174   320000 SH       DEFINED                320000
                                                              6512  1774380 SH       OTHER                 1563955            210425
Emcore Corp.                   COM              290846104    12520  2000000 SH       DEFINED               2000000
                                                             13364  2134749 SH       OTHER                 2009624            125125
Entertainment Distribution     COM              29382J105       98   200000 SH       DEFINED                200000
                                                                50   103000 SH       OTHER                  103000
Epicor Software Corp.          COM              29426L108     9197  1331000 SH       DEFINED               1331000
                                                              2455   355300 SH       OTHER                  353700              1600
Extreme Networks               COM              30226D106       43    15000 SH       DEFINED                 15000
                                                              6362  2240100 SH       OTHER                 1981200            258900
Finisar Corp.                  COM              31787A101     2648  2225000 SH       DEFINED               2225000
                                                              8097  6804610 SH       OTHER                 6180860            623750
Harmonic Inc.                  COM              413160102     5295   556760 SH       OTHER                  488860             67900
Harris Stratex Networks        COM              41457P106     3049   321250 SH       DEFINED                321250
                                                              4587   483344 SH       OTHER                  446744             36600
Harvard Bioscience             COM              416906105     2325   500000 SH       DEFINED                500000
                                                              2318   498480 SH       OTHER                  450180             48300
Indevus Pharmaceuticals        COM              454072109      757   482210 SH       OTHER                  423360             58850
Iris Intl Inc                  COM              46270W105     2191   140000 SH       DEFINED                140000
                                                             15345   980510 SH       OTHER                  888810             91700
Isis Pharmaceuticals           COM              464330109      136    10000 SH       OTHER                   10000
Medarex Inc.                   COM              583916101     6412   970000 SH       DEFINED                970000
                                                             10481  1585615 SH       OTHER                 1468415            117200
Micro Component Tech           COM              59479Q100      167  1665000 SH       DEFINED               1665000
                                                                17   169612 SH       OTHER                  169612
Mindspeed Tech                 COM              602682106     1031  1171666 SH       DEFINED               1171666
                                                               512   581832 SH       OTHER                  571832             10000
Monogram Biosciences           COM              60975U108     9005  8186610 SH       OTHER                 7356210            830400
Neose Tech Inc.                COM              640522108      576  1920000 SH       DEFINED               1920000
                                                               411  1371129 SH       OTHER                 1361129             10000
Network Equipment              COM              641208103     6592  1857000 SH       DEFINED               1857000
                                                              8018  2258660 SH       OTHER                 2093860            164800
Nuvasive Inc                   COM              670704105      424     9500 SH       DEFINED                  9500
                                                             15617   349683 SH       OTHER                  314953             34730
Oplink Communications          COM              68375Q403     2880   300000 SH       DEFINED                300000
                                                              2920   304124 SH       OTHER                  300268              3856
PLX Technology                 COM              693417107     3517   461000 SH       DEFINED                461000
                                                              8743  1145900 SH       OTHER                 1028900            117000
PMC-Sierra Inc.                COM              69344F106      993   130000 SH       DEFINED                130000
                                                               306    40000 SH       OTHER                   40000
Phase Forward Inc.             COM              71721R406    14267   793928 SH       OTHER                  714028             79900
Phoenix Technologies           COM              719153108     7550   686355 SH       OTHER                  609345             77010
Power Integrations             COM              739276103      221     7000 SH       OTHER                    7000
RAE Systems                    COM              75061P102     2962  2071586 SH       DEFINED               2071586
                                                              7384  5163510 SH       OTHER                 4785260            378250
RF Monolithics Inc.            COM              74955F106       40    25000 SH       OTHER                   25000
RTI Biologics, Inc.            COM              74975N105     2363   270000 SH       DEFINED                270000
                                                             15056  1720630 SH       OTHER                 1569040            151590
Regeneron Pharma               COM              75886F107      578    40000 SH       DEFINED                 40000
                                                              8913   617210 SH       OTHER                  564960             52250
Sangamo Biosciences            COM              800677106    12109  1217000 SH       DEFINED               1217000
                                                             16439  1652200 SH       OTHER                 1545950            106250
SonoSite Inc.                  COM              83568G104     2812   100385 SH       OTHER                   87335             13050
SunPower Corp.                 COM              867652109     4076    56620 SH       OTHER                   52010              4610
Sunrise Telecom                COM              86769Y105      258   215000 SH       DEFINED                215000
                                                                59    49500 SH       OTHER                   49500
Superconductor Tech            COM              867931305     1849   807500 SH       DEFINED                807500
                                                               534   233200 SH       OTHER                  233200
Synovis Life Tech              COM              87162G105     5229   277680 SH       OTHER                  248430             29250
Tellabs Inc.                   COM              879664100      128    27501 SH       OTHER                   27501
Thoratec Corp.                 COM              885175307     5916   340180 SH       OTHER                  306030             34150
Transgenomic Inc.              COM              89365K206     3854  4818000 SH       DEFINED               4818000
                                                              4581  5726365 SH       OTHER                 5555465            170900
Verisign Inc.                  COM              92343E102     3260    86244 SH       OTHER                   74019             12225
Vitesse Semiconductor          COM              928497106     4644  7256000 SH       DEFINED               7256000
                                                              3639  5685550 SH       OTHER                 5589550             96000
3M Company                                      88579Y101     1558    22392 SH       OTHER                   19477              2915
Aflac Incorporated                              001055102      341     5435 SH       OTHER                    5435
Allstate Corp.                                  020002101     1610    35315 SH       OTHER                   30775              4540
American Express                                025816109     1299    34485 SH       OTHER                   30215              4270
Amgen Inc. (Calif)                              031162100      341     7235 SH       OTHER                    7235
Bankamerica Corp                                060505104     1040    43560 SH       OTHER                   38345              5215
Baxter International                            071813109      362     5660 SH       OTHER                    5660
Cardinal Health                                 14149Y108      283     5480 SH       OTHER                    5480
Caterpillar Inc.                                149123101     1856    25146 SH       OTHER                   21866              3280
Computer Sciences                               205363104      305     6520 SH       OTHER                    6520
ConocoPhillips                                  20825C104      398     4220 SH       OTHER                    4115               105
Constellation Energy                            210371100      314     3825 SH       OTHER                    3825
Dow Chemical Co.                                260543103     1649    47235 SH       OTHER                   41265              5970
Entergy Corp New                                29364G103     1996    16564 SH       OTHER                   14514              2050
Exxon Mobil                                     30231G102     2019    22910 SH       OTHER                   20290              2620
FedEx Corp.                                     31428X106     1513    19206 SH       OTHER                   16711              2495
Fifth Third Bancorp                             316773100      151    14850 SH       OTHER                   14850
Halliburton Company                             406216101     2333    43953 SH       OTHER                   38518              5435
Hershey Foods Corp.                             427866108      283     8635 SH       OTHER                    8635
Home Depot Inc.                                 437076102     1328    56720 SH       OTHER                   49530              7190
Intel Corp.                                     458140100      633    29483 SH       OTHER                   29076               407
Intl. Business Machines                         459200101      341     2879 SH       OTHER                    2879
Johnson & Johnson                               478160104     1852    28780 SH       OTHER                   25215              3565
Johnson Controls Inc.                           478366107     1607    56047 SH       OTHER                   49482              6565
Marriott Intl. Inc.                             571903202     1289    49129 SH       OTHER                   42864              6265
Medtronic Inc.                                  585055106      267     5151 SH       OTHER                    5151
Merrill Lynch & Co.                             590188108      891    28109 SH       OTHER                   24479              3630
Microsoft Corp.                                 594918104      447    16254 SH       OTHER                   15850               404
Motorola Inc.                                   620076109      948   129141 SH       OTHER                  114576             14565
Nucor Corp                                      670346105     1983    26559 SH       OTHER                   23124              3435
Pepsico Inc.                                    713448108     1751    27530 SH       OTHER                   24035              3495
Pitney Bowes Inc.                               724479100      297     8715 SH       OTHER                    8715
Procter & Gamble                                742718109     1710    28115 SH       OTHER                   24875              3240
Simon Property Group                            828806109      423     4710 SH       OTHER                    4710
Texas Instruments Inc.                          882508104      281     9980 SH       OTHER                    9980
United Tech Corp.                               913017109      292     4740 SH       OTHER                    4740
Verizon Comm                                    92343V104     1666    47070 SH       OTHER                   41060              6010
Wal-Mart Stores Inc.                            931142103      379     6735 SH       OTHER                    6565               170
Walt Disney                                     254687106      317    10165 SH       OTHER                   10165
Weyerhaeuser Co.                                962166104      253     4945 SH       OTHER                    4835               110
Whirlpool Corp                                  963320106      229     3715 SH       OTHER                    3715